Acquisitions and disposals	12 Months Ended
Dec. 31, 2017
Acquisitions and disposals [Abstract]
Acquisitions and disposals
5	Acquisitions and disposals

Year 2017
Disposal of subsidiaries
As described in Note 1, in December 2017 the stockholders of TMM DM, a subsidiary of Grupo TMM, approved a capital stock increase, in the terms described in that note. This capital increase diluted the investment of Grupo TMM to 15% as of that date, which accounted for the loss of control of that subsidiary. Therefore, beginning on that date, the assets, liabilities, and profit or loss of this subsidiary were no longer included in the consolidated financial statements of Grupo TMM.

Finally, since Grupo TMM retains significant influence over TMM DM, the remaining 15% investment is accounted for as an investment in associate.

During 2017, Grupo TMM sold the subsidiaries Dibacar Servicios, S.A.P.I. de C.V., Darcot Services, S.A. de C.V., Logistica Asociada a su Negocio, S.A. de C.V., STK Logistics, S.A. de C.V., Logistica en Administracion, and Construcciones EDAC, S.A. de C.V. for 100% of its stock, all to an unrelated party. These divestitures form part of the business plan of Grupo TMM, which contemplates focusing its resources and operation in the specialized maritime segment.

As at the date of the sale, the carrying value of net assets and the consideration received were as follows:

	TMM DM	Other subsidiaries	Total
Current assets
Cash and cash equivalents	$212,332	$-	$212,332
Trade receivables	537,808	-	537,808
Other current assets	142,956	-	142,956
Total current assets	893,096	-	893,096

Non-current
Vessels and equipment, net	7,442,415	-	7,442,415
Other non-current assets	8,530	340,019	348,549
Total assets	$8,344,041	$340,019	$8,684,060

Short-term liabilities
Trust certificates	$709,589	-	$709,589
Other short-term liabilities	439,265	-	439,265
Total short-term liabilities	1,148,854	-	1,148,854

Long-term liabilities
Trust certificates	9,731,357	-	9,731,357
Other long-term liabilities	922,297	-	922,297
Total liabilities	11,802,508	-	11,802,508

Total net assets	$(3,458,467)	340,019	$(3,118,448)

Consideration transferred	-	(66,987)	(66,987)
Investment retained by Grupo TMM	-	-	-
(Gain) loss on the disposition of subsidiaries	$(3,458,467)	$273,032	$(3,185,435)

The gain derived from the loss of control of TMM DM is shown in the item of ‘Other income’ in the consolidated statement of income (see Note 22); due to the stockholders' equity deficit of TMM DM, the fair value of the investment in an associate retained by Grupo TMM was determined nil, which is consistent with the subsequent valuation under the equity method.

The loss on the sale of other subsidiaries amounted to $273 million pesos, which is shown in the item of ‘Other income’ in the consolidated statements of profit or loss (see Note 22).

These divestitures form part of the business plan and financial restructuring of Grupo TMM, which contemplates focusing its resources and operation in the specialized maritime segment, through a more efficient operating structure.

Year 2016
Acquisition of subsidiaries
On September 14, 2016, pursuant to a stock purchase agreement Grupo TMM acquired 100% of the shareholdings in TTM from VEX Asesores Corporativos, S.A.P.I. de C.V. (related party), and Mr. Jose Francisco serrano Segovia (shareholder). The total value of the consideration amounted to $10, which is similar to the value of the net assets acquired. That transaction was considered a business combination under common control; therefore, the accounting for a business combination was not applied and, therefore, there was no goodwill or gain generated by this transaction.

As part of the terms of that agreement, the parties agreed that the sale would be subject to the ‘Condition Subsequent’, which set forth that the merger between Grupo TMM as the acquired company and TTM as the acquiring company, approved by their respective meetings described above dated August 31, 2016, would go into effect no later than April 14, 2017.

Since the merger did not go into effect as described above, the ‘Condition Subsequent’ discussed above resolved that the agreement went into full force and effect on September 14, 2016. The parties are bound to transfer and acquire the shares in the corresponding terms, since TTM has been a subsidiary of Grupo TMM since that date.